Equity and Share-Based Compensation (Details 4) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Post-Initial Public Offering
Total share-based compensation expense	$ 2,897	$ 3,668	$ 8,618	$ 5,713	$ 2,459
Capitalized qualifying share-based compensation costs to oil and gas properties			2,200	1,400
Severance
Share-based Compensation, Post-Initial Public Offering
Total share-based compensation expense			2,900
LTIP | General and administrative expense Member
Share-based Compensation, Post-Initial Public Offering
Share-based compensation costs recognized			$ 8,600	$ 5,700	$ 2,500